Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of options, outstanding beginning balance	10,243	5,762
Weighted average exercise price, beginning balance	$ 2,218.51	$ 3,670.31
Number of options, granted		4,481
Weighted average exercise price, granted		$ 195.32
Number of options, exercised
Weighted average exercise price, exercised
Number of options, forfeited
Weighted average exercise price, forfeited
Number of options, outstanding ending balance	10,243	10,243
Weighted average exercise price, ending balance	$ 2,218.51	$ 2,218.51
Weighted average remaining life in years, outstanding	6 years 1 month 6 days	6 years 3 months 18 days
Aggregate intrinsic value, ending balance
Number of options, exercisable ending balance	6,150	5,690
Weighted average exercise price, Exercisable	$ 3,438.48	$ 3,347.23
Weighted average remaining life in years, exercisable	5 years	5 years
Aggregate intrinsic value, exercisable